INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 26, 2021	Dec. 07, 2020	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 08, 2021
Reconciliation of changes in associates and joint ventures
Balance at beginning of year							$ 5,528,000,000	$ 4,967,000,000	$ 4,967,000,000
Share of earnings for the year					$ 10,000,000	$ 11,000,000	77,000,000	$ 59,000,000	131,000,000
Foreign currency translation and other							(45,000,000)		(245,000,000)
Share of other comprehensive income from associates and joint ventures, other than foreign exchange differences							5,000,000		7,000,000
Distributions							(59,000,000)		(167,000,000)
Disposition of interest							(336,000,000)		0
Increase (Decrease) Through Change In Basis Of Accounting, Joint Ventures And Associates							(43,000,000)		466,000,000
Acquisitions							0		369,000,000
Balance at end of year					5,127,000,000		5,127,000,000		5,528,000,000
Repayment of loans and notes
Increase (Decrease) Through Change In Basis Of Accounting, Joint Ventures And Associates							(43,000,000)		466,000,000
Acquisitions							0		369,000,000
U.S. gas pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage										13.00%
Proceeds from sales of investments accounted for using equity method			$ 412,000,000
Repayment of loans and notes
Gain (Loss) On Sale Of Investments Accounted For Using Equity Method			75,000,000
Repayments of bonds, notes and debentures			$ 125,000,000
Brazilian electricity transmission operation
Repayment of loans and notes
Ownership Interest	31.00%
Percentage of voting equity interests acquired	15.00%
U.S. LNG Export Terminal
Reconciliation of changes in associates and joint ventures
Acquisitions				$ 369,000,000
Repayment of loans and notes
Ownership Interest				6.00%
Acquisitions				$ 369,000,000
Proportion of voting rights held in associate				41.00%
North American Natural Gas Transmission Operation [Member]
Repayment of loans and notes
Loans and receivables					$ 375,000,000		$ 375,000,000		$ 500,000,000
Australian Regulated Terminal Operation
Reconciliation of changes in associates and joint ventures
Increase (Decrease) Through Change In Basis Of Accounting, Joint Ventures And Associates		$ 466,000,000
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage		22.00%
Repayment of loans and notes
Proportion of ownership interest in subsidiary		49.00%
Increase (Decrease) Through Change In Basis Of Accounting, Joint Ventures And Associates		$ 466,000,000